RELATED PARTY TRANSACTIONS (Details) - Schedule of Deposits - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits
Deposits	£ 12	£ 13	£ 16
Deposits	20	12	13
Deposits Placed [Member]
Deposits
Deposits	41	58
Deposits	41	41	58
Deposits Withdrawn [Member]
Deposits
Deposits	(42)	(61)
Deposits	£ (33)	£ (42)	£ (61)